Note 3. Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Fair Value, Assets Measured on Recurring and Nonrecurring Basis [Table Text Block]	The following table presents assets that were measured and recognized at fair value as of December 31, 2014 and 2013 and the periods then ended on a recurring and nonrecurring basis:

December 31, 2014
Description	Level 1	Level 2	Level 3	Total Realized Gain
	$—	$—	$—	$—
Totals	$—	$—	$—	$—
December 31, 2013
Description	Level 1	Level 2	Level 3	Total Realized Gain
	$—	$—	$—	$—
Totals	$—	$—	$—	$—